FORWARD PURCHASE AGREEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Forwared Purchase Agreement [Abstract]
Schedule of detailed information about forward purchase agreement explanatory
At January 1, 2022	-
FPA (SPAC transactions)- assets	42,502
FPA (SPAC transactions)- liability	(13,306)
FPA (SPAC transactions) net	29,196
Revaluation as of November 21, 2022	(36,692)
Issuance of Ordinary Shares on November 21, 2022	49,998
Revaluation as of December 31, 2022	(1,650)
As of December 31, 2022	40,852
Cash received	(10,026)
Revaluation as of October 2023	(37,408)
Termination	6,582
As of December 31, 2023	-